Related Party Transactions (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Related Party Transactions
Fee income	$ 1,191	$ 1	$ 9
Other income	462		86
Dividends received	198	198
Royalty expenses	(682)	(700)	(660)
Fee expenses	2,198		80
Reimbursements of expenses, primarily including employee benefits and lease and office expenses	$ (4,914)	$ (1,007)	(276)
IFRS 9
Related Party Transactions
Reversal of expected credit loss allowance, net			$ 15